Investments in subsidiaries, joint ventures and associates - Summary of statements of financial information of joint ventures and associates (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Oct. 31, 2024	Oct. 31, 2022	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Joint Ventures and Associates [Line Items]
Total assets			R$ 39,558,074		R$ 38,251,974
Equity			15,823,444		14,029,826	R$ 12,174,968	R$ 10,469,240
Net revenue			133,498,913		126,048,701	143,634,708
Income (loss) for the year			2,525,900		2,517,753	1,840,069
Current assets			16,047,721		18,648,895
Non-current assets			23,510,353		19,603,079
Current liabilities			10,493,201		11,229,658
Non-current liabilities			13,241,429		12,992,490
Gross profit			9,687,020		9,318,232	R$ 7,358,451
Hidrovias do Brasil S.A.
Disclosure of Joint Ventures and Associates [Line Items]
Equity	R$ 1,203,134		1,203,135	[1]
Net revenue	1,260,687
Income (loss) for the year	(324,791)		R$ (229,904)	[1]
Current assets	1,234,849
Non-current assets	5,338,418
Current liabilities	1,705,175
Non-current liabilities	3,664,958
Gross profit	R$ 137,235
Number of shares or units held	318,925,700
Interest in share capital - % in associates	41.94%		41.94%	[1]
RPR [member]
Disclosure of Joint Ventures and Associates [Line Items]
Total assets			R$ 1,069,063		844,959
Total liabilities			1,062,982		717,926
Equity			6,081		127,033
Net revenue			2,177,747		2,954,931
Income (loss) for the year			R$ (83,097)		R$ 20,899
Number of shares or units held			1,719,491		5,078,888
Interest in share capital - % in joint ventures			33.14%		33.14%
RPR [member] | Hidrovias do Brasil S.A.
Disclosure of Joint Ventures and Associates [Line Items]
Total assets		R$ 772,351
Total liabilities		696,501
Equity		75,850
Net revenue		3,215,987
Income (loss) for the year		R$ 78,599
Number of shares or units held		5,078,888
Interest in share capital - % in joint ventures		33.14%
Opla
Disclosure of Joint Ventures and Associates [Line Items]
Total assets			R$ 182,810		R$ 190,626
Total liabilities			63,422		82,315
Equity			119,388	[2]	108,311
Net revenue			60,281		35,117
Income (loss) for the year			R$ 8,324	[2]	R$ 8,141
Number of shares or units held			16,957,908		33,915,815
Interest in share capital - % in joint ventures			50.00%	[2]	50.00%

[1]	Hidrovias is engaged in logistics and waterway, highway and multimodal infrastructure activities in Brazil and abroad. As of May 2024, date on which the Company began to hold significant influence in Hidrovias, the share of profit (loss) of the associate is recorded with a 2-month lag, as it was not feasible to consolidate the figures at the time of acquisition and since then the Company has maintained consistency in its disclosures. For further information, see Note 27.a.
[2]	Subsidiary Ultracargo Logística S.A. acquired a 50% interest in Opla on July 1, 2023. The purchase price allocation (PPA) was completed in June 2024. For further information, see Note 27.